SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 94.69%
Brazil — 4.80%
205,800	Banco do Brasil SA	$1,311,061
156,700	Cia Brasileira de Aluminio	348,525
121,000	Hypera SA	880,197
73,700	SLC Agricola SA	622,587
		3,162,370
Chile — 2.46%
66,187	Antofagasta Plc	934,624
290,847	Falabella SA	681,437
		1,616,061
China — 31.88%
229,700	Alibaba Group Holding Ltd.*	3,276,761
65,750	Baidu, Inc., Class A*	1,245,515
160,298	Beijing New Building Materials Plc, Class A	831,025
366,000	China Overseas Land & Investment Ltd.	1,164,233
1,020,000	Chinasoft International Ltd.	1,046,799
924,000	CIMC Enric Holdings Ltd.	993,684
1,022,000	CSPC Pharmaceutical Group Ltd.	1,021,514
13,600	Daqo New Energy Corp., ADR*	970,768
76,300	Gree Electric Appliances, Inc. of Zhuhai, Class A	385,247
674,500	KWG Group Holdings Ltd.	215,641
78,200	Midea Group Co. Ltd., Class A	707,793
6,000	NetEase, Inc., ADR	560,160
941,000	Nexteer Automotive Group Ltd.	679,843
733,010	Ping An Bank Co. Ltd., Class A*	1,644,999
270,999	Ping An Insurance Group Co. of China Ltd., Series H	1,865,353
111,600	Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	591,918
199,492	Sieyuan Electric Co. Ltd., Class A	1,064,865
92,000	SITC International Holdings Co. Ltd.	261,665
1,146,000	Topsports International Holdings Ltd.(a)	1,043,680
322,000	Xinyi Glass Holdings Ltd.	776,911
1,206,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	645,622
		20,993,996
Egypt — 0.78%
309,434	Commercial International Bank Egypt SAE, GDR	511,072

Hong Kong — 0.41%
692,000	Pacific Basin Shipping Ltd.	266,044

Hungary — 0.66%
19,443	OTP Bank Nyrt	436,219

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
India — 9.26%
303,263	Apollo Tyres Ltd.	$714,074
143,677	Axis Bank Ltd.	1,163,794
184,823	Hindalco Industries Ltd.	797,030
185,364	KEC International Ltd.	920,988
477,556	Redington India Ltd.	761,796
76,037	Shriram Transport Finance Co. Ltd.	1,241,569
62,050	UPL Ltd.	498,240
		6,097,491
Indonesia — 1.24%
1,549,300	Bank Negara Indonesia Persero Tbk PT	818,401

Korea — 14.75%
4,690	Com2uSCorp	258,853
12,769	DB Insurance Co. Ltd.	604,934
8,472	E-MART, Inc.	690,769
32,573	Fila Holdings Corp.	707,867
26,263	Hana Financial Group, Inc.	798,231
8,306	Hyundai Motor Co.	1,160,744
17,233	LG Corp.	1,036,553
27,834	Mando Corp.	1,022,354
63,652	Samsung Electronics Co. Ltd.	2,807,521
8,843	SK Hynix, Inc.	624,441
		9,712,267
Mexico — 2.06%
1,152,814	Gentera SAB de CV	925,828
91,100	Regional SAB de CV	432,589
		1,358,417
Pakistan — 0.82%
1,210,115	Habib Bank Ltd.	540,266

Peru — 0.84%
4,600	Credicorp Ltd.	551,586

Philippines — 0.58%
230,510	Security Bank Corp.	383,607

Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c)	0
893,930	United Co. RUSAL International PJSC*,(b),(c)	0
30,666	X5 Retail Group NV, GDR(b),(c)	0
		0
South Africa — 7.33%
1,152,840	Growthpoint Properties Ltd., REIT	875,953

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
1,836,995	KAP Industrial Holdings Ltd.	$498,197
52,453	Mr Price Group Ltd.	575,179
85,660	MTN Group Ltd.	697,068
10,800	Naspers Ltd., N Shares	1,577,735
890,567	Old Mutual Ltd.	603,597
		4,827,729
Taiwan — 10.03%
99,143	Chailease Holding Co. Ltd.	695,631
75,000	Elite Material Co. Ltd.	451,476
132,979	Innodisk Corp.	729,939
37,850	Lotes Co. Ltd.	851,618
35,000	MediaTek, Inc.	768,291
112,000	Merida Industry Co. Ltd.	962,293
134,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,147,531
		6,606,779
Thailand — 1.34%
207,100	Kasikornbank Public Co. Ltd.	883,760

Turkey — 1.47%
81,328	BIM Birlesik Magazalar AS	394,982
260,204	KOC Holding AS	574,542
		969,524
United Arab Emirates — 1.09%
591,931	Aldar Properties PJSC	718,259

United States — 1.38%
456,300	Samsonite International SA*,(a)	907,387

Vietnam — 1.51%
371,750	Vinhomes JSC(a)	993,549

Total Common Stocks		62,354,784
(Cost $78,213,903)
Preferred Stocks — 3.42%
Brazil — 2.35%
94,000	Centrais Eletricas Brasileiras SA, Class B	838,617
132,500	Petroleo Brasileiro SA	706,876
		1,545,493

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Colombia — 1.07%
86,349	Banco Davivienda SA	$707,204

Total Preferred Stocks		2,252,697
(Cost $2,152,679)
Investment Company — 0.87%
570,589	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	570,589
Total Investment Company		570,589
(Cost $570,589)
Total Investments		$65,178,070
(Cost $80,937,171) — 98.98%
Other assets in excess of liabilities — 1.02%		673,180
NET ASSETS — 100.00%		$65,851,250

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2022 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	24.48%
Consumer Discretionary	21.87%
Information Technology	16.95%
Industrials	11.95%
Real Estate	6.03%
Communication Services	4.19%
Materials	3.92%
Health Care	3.79%
Consumer Staples	2.59%
Utilities	1.27%
Energy	1.07%
Other*	1.89%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.